Annual Operating Expenses {- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund Retail PRO-08 - Fidelity Corporate Bond Fund - Fidelity Corporate Bond Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.44%